Risk management - Components of Risk Management on Consolidated Statements of Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain/loss on settlement of commodity contracts/assignment	$ (12.0)	$ 20.9
Total realized risk management gain (loss)	(12.0)	20.9
Unrealized risk management gain/loss on commodity contracts	(2.6)	0.8
Total unrealized risk management gain (loss)	(2.6)	0.8
Risk management gain (loss)	$ (14.6)	$ 21.7